Shareholder Report, Line Graph (Details) 193306_Hood River Small-Cap Growth Fund_Retirement Shares_TSR Annual {Retirement Shares} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Mar. 03, 2017	Jun. 30, 2026
Retirement Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Retirement Shares
Accumulated Value	$ 31,140	$ 27,107	$ 21,871	$ 18,336	$ 25,676	$ 14,205	$ 13,200	$ 12,621	$ 10,816	$ 10,000	$ 53,452
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return Index
Accumulated Value	28,578	24,787	20,131	16,924	19,648	13,629	12,794	11,739	10,228	10,000	$ 35,101
Russell 2000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Total Return Index
Accumulated Value	$ 18,792	$ 17,126	$ 15,692	$ 13,239	$ 19,887	$ 13,139	$ 12,697	$ 12,760	$ 10,471	$ 10,000	$ 26,072